Corporate Information FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Corporate Information

Note 1 Corporate Information

FEC Resources Inc. (“FEC” or the “Company”) was incorporated under the laws of Alberta, Canada and is engaged primarily in the business of exploration and development of oil and gas and other mineral related opportunities, either directly or indirectly through companies in which the Company invests. The Company is not currently directly involved in any oil and gas or mineral related exploration activities. The exploration and development of oil and gas reserves and the pursuit of other energy and mineral reserves involves significant financial risks. The success of the Company is dependent upon the success of its investments and their ability to discover economically recoverable reserves and to bring such reserves into profitable production, and is subject to a number of risks, including environmental risks, contractual risks, legal risks and political risks, fluctuations in the price of oil and gas and other factors beyond the Company’s control. The Company is listed in the United Sttaes on the Over-The-Counter Bulletin Board (“OTCBB”), having the symbol FECOF.

The principal address of the Company is 203, 200 Barclay Parade S.W. Calgary, Alberta T2P 4R5. The Company’s parent company is Philex Mining Corporation.